Restatement of Previously Issued Consolidated Financial Statements - Net Effect of Restatement Adjustments on Combined Statements of Loss and Other Comprehensive Loss (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Restatement of Previously Issued Consolidated Financial Statements [Line Items]
Decrease/(Increase) in net loss	¥ (8,152,000)	¥ 4,285,000
Share-based Compensation Related to the Share Awards Granted by Newlink Member
Restatement of Previously Issued Consolidated Financial Statements [Line Items]
Decrease/(Increase) in net loss	(10,788)
VAT Related Corrections
Restatement of Previously Issued Consolidated Financial Statements [Line Items]
Decrease/(Increase) in net loss	7,814,000	6,019,000
Income Tax Related Corrections
Restatement of Previously Issued Consolidated Financial Statements [Line Items]
Decrease/(Increase) in net loss	(4,920,000)	(1,432,000)
Lease and Other Miscellaneous Errors in Statements of Loss
Restatement of Previously Issued Consolidated Financial Statements [Line Items]
Decrease/(Increase) in net loss	¥ (258,000)	¥ (302,000)